Quarterly Holdings Report
for

Fidelity Advisor® Energy Fund

April 30, 2019

ANR-QTLY-0619
1.800328.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	2,975	$922,651
Energy Equipment & Services - 8.4%
Oil & Gas Drilling - 1.8%
AKITA Drilling Ltd. Class A (non-vtg.)	277,272	664,360
Nabors Industries Ltd.	1,351,052	4,728,682
Odfjell Drilling Ltd.	564,256	1,952,916
Precision Drilling Corp. (a)	899,100	2,207,986
Shelf Drilling Ltd. (a)(b)	629,669	2,919,375
		12,473,319
Oil & Gas Equipment & Services - 6.6%
Baker Hughes, a GE Co. Class A	453,000	10,881,060
Dmc Global, Inc.	2,600	180,180
Forum Energy Technologies, Inc. (a)	505,300	3,021,694
Halliburton Co.	225,300	6,382,749
Helix Energy Solutions Group, Inc. (a)	99,700	779,654
Hunting PLC	189,300	1,453,930
Liberty Oilfield Services, Inc. Class A (c)	187,100	2,789,661
NCS Multistage Holdings, Inc. (a)	52,869	209,890
RigNet, Inc. (a)	282,594	2,653,558
Schlumberger Ltd.	306,218	13,069,384
Solaris Oilfield Infrastructure, Inc. Class A	243,000	4,128,570
		45,550,330

TOTAL ENERGY EQUIPMENT & SERVICES		58,023,649

Machinery - 0.9%
Industrial Machinery - 0.9%
Apergy Corp. (a)	20,000	793,800
Cactus, Inc. (a)	53,100	1,927,530
ProPetro Holding Corp. (a)	158,100	3,498,753
		6,220,083
Oil, Gas & Consumable Fuels - 89.3%
Coal & Consumable Fuels - 0.4%
Peabody Energy Corp.	92,900	2,672,733
Integrated Oil & Gas - 20.7%
Chevron Corp.	825,609	99,122,616
Exxon Mobil Corp.	299,661	24,056,785
Occidental Petroleum Corp.	153,800	9,055,744
Suncor Energy, Inc.	335,600	11,067,260
		143,302,405
Oil & Gas Exploration & Production - 48.9%
Anadarko Petroleum Corp.	131,083	9,549,397
Antero Midstream GP LP	51,500	628,815
Berry Petroleum Corp.	626,900	7,121,584
Brigham Minerals, Inc. Class A	4,300	88,193
Cabot Oil & Gas Corp.	633,700	16,406,493
Canadian Natural Resources Ltd.	316,800	9,510,858
Concho Resources, Inc.	124,772	14,396,193
ConocoPhillips Co.	203,300	12,832,296
Continental Resources, Inc. (a)	298,700	13,737,213
Devon Energy Corp.	576,200	18,519,068
Diamondback Energy, Inc.	277,270	29,498,755
Encana Corp. (Toronto)	2,053,000	14,220,975
EOG Resources, Inc.	519,786	49,925,445
Hess Corp.	258,600	16,581,432
Kosmos Energy Ltd.	969,600	6,486,624
Lundin Petroleum AB	157,600	5,132,437
Magnolia Oil & Gas Corp.	424,000	5,588,320
Magnolia Oil & Gas Corp. Class A (a)	471,200	6,210,416
National Energy Services Reunited Corp. (a)	8,100	85,617
Noble Energy, Inc.	612,300	16,568,838
Northern Oil & Gas, Inc. (a)	1,125,400	2,982,310
Parex Resources, Inc. (a)	602,100	10,255,969
Parsley Energy, Inc. Class A (a)	433,400	8,650,664
PDC Energy, Inc. (a)	176,288	7,666,765
Pioneer Natural Resources Co.	170,916	28,450,677
Talos Energy, Inc. (a)	61,800	1,835,460
Texas Pacific Land Trust (c)	600	481,404
Viper Energy Partners LP	447,200	15,034,864
W&T Offshore, Inc. (a)	295,200	1,883,376
Whiting Petroleum Corp. (a)	269,800	7,389,822
		337,720,280
Oil & Gas Refining & Marketing - 15.1%
Delek U.S. Holdings, Inc.	257,200	9,531,832
Marathon Petroleum Corp.	354,578	21,583,163
Par Pacific Holdings, Inc. (a)	170,800	3,337,432
Phillips 66 Co.	264,818	24,964,393
Reliance Industries Ltd.	178,235	3,564,342
Valero Energy Corp.	458,200	41,540,412
		104,521,574
Oil & Gas Storage & Transport - 4.2%
Cheniere Energy, Inc. (a)	181,200	11,660,220
Enterprise Products Partners LP	146,600	4,197,158
Euronav NV (c)	426,280	3,998,506
Golar LNG Ltd.	155,400	3,036,516
Noble Midstream Partners LP (a)(d)	48,372	1,665,448
Teekay LNG Partners LP	38,300	566,457
The Williams Companies, Inc.	143,000	4,051,190
		29,175,495

TOTAL OIL, GAS & CONSUMABLE FUELS		617,392,487

Water Utilities - 0.1%
Water Utilities - 0.1%
Select Energy Services, Inc. Class A (a)	59,900	690,048
TOTAL COMMON STOCKS
(Cost $620,374,893)		683,248,918

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 2.49% (e)	9,648,583	9,650,513
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	2,906,685	2,906,976
TOTAL MONEY MARKET FUNDS
(Cost $12,557,489)		12,557,489
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $632,932,382)		695,806,407
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(4,082,966)
NET ASSETS - 100%		$691,723,441

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,919,375 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,665,448 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,956,647

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$95,820
Fidelity Securities Lending Cash Central Fund	$53,972
Total	$149,792

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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